Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Shareholders' Equity
Schedule of distributions of shares of Weibo to SINA's shareholders

Distribution	Record Date	Distribution Date	Distributed Share	SINA’s Ordinary Shares
2016 Distribution	September 12, 2016	October 14, 2016	7,088,116	70,881,168
2017 Distribution	June 7, 2017	July 10, 2017	7,142,148	71,421,480

Schedule of stock-based compensation

	Year Ended December 31,
	2016	2017	2018
	(In thousands)
Costs of revenues	$7,742	$9,257	$10,128
Sales and marketing	15,496	20,790	21,942
Product development	20,793	29,163	30,830
General and administrative	29,797	32,177	32,169
	$73,828	$91,387	$95,069

Summary of number of shares available for issuance

Shares Available
(In thousands)
January 1, 2016	5,728
Granted*	(2,456)
Cancelled/forfeited	353
Expired	(279)
December 31, 2016	3,346
Granted*	(673)
Cancelled/forfeited	320
Expired	(85)
December 31, 2017	2,908
Granted*	(2,456)
Cancelled/forfeited	128
Expired	(13)
December 31, 2018	567

* In 2016, 2017 and 2018, 1,403,000,  385,000 and 1,404,000, restricted shares units, or 2,456,000,  673,000 and 2,456,000 equivalent option shares, respectively, were granted.

Summary of option activities under the Company' stock option program

			Weighted Average
	Options	Weighted Average	Remaining	Aggregate
	Outstanding	Exercise Price	Contractual Life	Intrinsic Value
	(In thousands)		(In years)	(In thousands)
January 1, 2016	923	$44.83	3.37	$5,208
Exercised	(674)	$47.26
Cancelled/expired/forfeited	(15)	$35.69
December 31, 2016	234	$38.41	3.63	$5,226
Exercised	(26)	$35.69
Cancelled/expired/forfeited	(18)	$37.61
December 31, 2017	190	$38.86	2.56	$11,693
Exercised	(34)	$43.85
Cancelled/expired/forfeited	(1)	$35.69
December 31, 2018	155	$37.75	1.93	$2,467

Vested and expected to vest as of December 31, 2017	190	$38.86	2.56	$11,693
Exercisable as of December 31, 2017	117	$39.74	2.31	$7,063
Vested and expected to vest as of December 31, 2018	155	$37.75	1.93	$2,467
Exercisable as of December 31, 2018	153	$37.77	1.93	$2,435

Schedule of stock options outstanding

		Weighted		Weighted	Weighted Average
	Options	Average	Options	Average	Remaining
Range of Exercise Prices	Outstanding	Exercise Price	Exercisable	Exercise Price	Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2017
$35.69 - $35.69	36	$35.69	13	$35.69	3.04
$38.27 - $38.27	124	$38.27	74	$38.27	2.90
$45.13 - $45.13	30	$45.13	30	$45.13	0.55
	190	$38.86	117	$39.74	2.56

As of December 31, 2018
$35.69 - $35.69	31	$35.69	29	$35.69	2.04
$38.27 - $38.27	124	$38.27	124	$38.27	1.90
	155	$37.75	153	$37.77	1.93

Weibo
Shareholders' Equity
Schedule of stock-based compensation

	Year Ended December 31,
	2016	2017	2018
	(In thousands)
Cost of revenues	$2,616	$3,716	$3,522
Sales and marketing	5,357	8,264	6,837
Product development	15,076	21,879	21,187
General and administrative	13,853	14,178	9,465
	$36,902	$48,037	$41,011

Summary of number of shares available for issuance

Shares Available
(In thousands)
January 1, 2016	20,217
Granted	(1,917)
Cancelled/expired/forfeited	578
December 31, 2016	18,878
Granted	(736)
Cancelled/expired/forfeited	398
December 31, 2017	18,540
Granted	(1,597)
Cancelled/expired/forfeited	350
December 31, 2018	17,293

Summary of option activities under the Company' stock option program

			Weighted Average
	Options	Weighted Average	Remaining	Aggregate
	Outstanding	Exercise Price	Contractual Life	Intrinsic Value
	(In thousands)		(In years)	(In thousands)
January 1, 2016	6,303	$1.26	2.4	$114,975
Exercise	(3,625)	$1.10
Cancelled/expired/forfeited	(91)	$3.37
December 31, 2016	2,587	$1.41	1.6	$101,403
Exercise	(2,122)	$1.04
Cancelled/expired/forfeited	(28)	$0.68
December 31, 2017	437	$3.24	2.0	$43,800
Exercise	(248)	$3.14
Cancelled/expired/forfeited	(5)	$1.16
December 31, 2018	184	$3.45	1.5	$10,089

Vested and expected to vest as of December 31, 2017	437	$3.24	2.0	$43,800
Exercisable as of December 31, 2017	437	$3.24	2.0	$43,800
Vested and expected to vest as of December 31, 2018	184	$3.45	1.5	$10,089
Exercisable as of December 31, 2018	184	$3.45	1.5	$10,089

Schedule of stock options outstanding

		Weighted		Weighted	Weighted Average
	Options	Average	Options	Average	Remaining
Range of Exercise Prices	Outstanding	Exercise Price	Exercisable	Exercise Price	Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2017
$ 0.96 - $1.80	31	$0.97	31	$0.97	0.2
$ 3.25 - $3.36	179	$3.33	179	$3.33	1.4
$ 3.43 - $3.50	227	$3.48	227	$3.48	2.6
	437	$3.24	437	$3.24	2.0

As of December 31, 2018
$ 3.25 - $3.36	32	$3.30	32	$3.30	0.8
$ 3.43 - $3.50	152	$3.48	152	$3.48	1.7
	184	$3.45	184	$3.45	1.5

Service-based restricted share units
Shareholders' Equity
Schedule of restricted share unit activity

		Weighted-Average
		Grant Date
	Shares Granted	Fair Value
	(In thousands)
January 1, 2016	1,967	$40.85
Awarded*	1,384	$49.89
Vested	(754)	$42.91
Cancelled/forfeited	(192)	$40.10
December 31, 2016	2,405	$45.47
Awarded*	365	$75.05
Vested	(905)	$45.45
Cancelled/forfeited	(165)	$44.57
December 31, 2017	1,700	$51.92
Awarded*	1,383	$77.67
Vested	(874)	$48.44
Cancelled/forfeited	(64)	$57.78
December 31, 2018	2,145	$69.76

*24,000,  20,000 and 25,000 RSUs were granted to non-employee directors in 2016, 2017 and 2018, respectively.

Service-based restricted share units | Weibo
Shareholders' Equity
Schedule of restricted share unit activity

		Weighted-Average
	Shares	Grant Date
	Granted	Fair Value
	(In thousands)
As at January 1, 2016	6,501	$13.98
Awarded	1,806	$24.94
Vested	(2,274)	$14.73
Cancelled/forfeited	(575)	$14.58
As at December 31, 2016	5,458	$17.23
Awarded	581	$62.87
Vested	(2,406)	$17.01
Cancelled/forfeited	(366)	$17.72
As at December 31, 2017	3,267	$25.45
Awarded	1,406	$68.18
Vested	(1,757)	$21.59
Cancelled/forfeited	(160)	$44.00
As at December 31, 2018	2,756	$48.62

Performance-based RSU
Shareholders' Equity
Schedule of restricted share unit activity

		Weighted-Average
		Grant Date
	Shares Granted	Fair Value
	(In thousands)
January 1, 2016	—	$—
Awarded	19	$47.47
Cancelled/forfeited	(1)	$47.47
December 31, 2016	18	$47.47
Awarded	19	$65.18
Vested	(15)	$47.47
Cancelled/forfeited	(8)	$58.51
December 31, 2017	14	$65.18
Awarded	21	$102.88
Vested	(12)	$65.18
Cancelled/forfeited	(11)	$98.10
December 31, 2018	12	$101.86

Performance-based RSU | Weibo
Shareholders' Equity
Schedule of restricted share unit activity

		Weighted-Average
		Grant Date
	Shares Granted	Fair Value
	(In thousands)
January 1, 2016	—	$—
Awarded	111	$27.00
Cancelled/forfeited	(3)	$27.00
December 31, 2016	108	$27.00
Awarded	155	$50.45
Vested	(102)	$27.00
Cancelled/forfeited	(32)	$46.42
December 31, 2017	129	$50.32
Awarded	191	$86.63
Vested	(126)	$50.32
Cancelled/forfeited	(190)	$86.90
December 31, 2018	4	$87.14